Computation of Provision for Income Taxes Differs from Expected Tax Expense (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Tax benefit computed at 34%	$ (1,375,300)	$ (1,031,100)
State tax provision, net of Federal tax benefit	(227,400)	(170,100)
Change in valuation allowance	1,542,600	1,167,300
Other	60,100	33,900
Tax provision (benefit)